PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2011
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

7.                      PREMISES AND EQUIPMENT

Premises and equipment at September 30, 2011 and 2010 are summarized as follows:

	2011	2010

Land	$5,609,693	$5,609,693
Office buildings and improvements	15,737,264	15,426,039
Furniture and equipment	11,451,292	11,547,579
	32,798,249	32,583,311
Less accumulated depreciation	(14,340,083)	(13,819,213)

Total	$18,458,166	$18,764,098

Depreciation expense on premises and equipment totaled $2.0 million, $1.9 million and $1.9 million for the years ended September 30, 2011, 2010 and 2009, respectively.

Certain facilities of the Company are leased under various operating leases.  Amounts paid for rent expense for the fiscal years ended September 30, 2011, 2010 and 2009 were approximately $849,000, $690,000 and $689,000, respectively. At September 30, 2011, future minimum rental commitments under non-cancelable leases are as follows:

Due in years ending September 30,
2012	$784,772
2013	766,375
2014	547,482
2015	505,821
2016	546,346
Thereafter	1,076,536
Total	$4,227,332